EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Revenues	$ 15,239	$ 13,771	$ 13,267
Operating and other expenses	(8,477)	(7,985)	(7,380)
Net income	3,519	4,698	2,922
Income (loss) from equity investments	1,274	1,558	1,310
Balance Sheet
Current assets	6,316	5,733
Current liabilities	(9,959)	(10,511)
Group of Investees
Income
Revenues	7,493	6,962	6,197
Operating and other expenses	(4,412)	(3,783)	(3,343)
Net income	2,405	3,026	$ 2,457
Balance Sheet
Current assets	3,438	3,959
Non-current assets	47,233	44,835
Current liabilities	(1,888)	(2,111)
Non-current liabilities	$ (22,389)	$ (21,729)